Total Invested Assets and Related Net Investment Income - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) dollarsPerSquareFoot	Dec. 31, 2021 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	$ 165,557,000,000	$ 173,735,000,000
Other financial liabilities	1,996,000,000	1,810,000,000
Derivative financial liabilities	2,351,000,000	1,392,000,000
Obligations for securities borrowing	73,000,000	51,000,000
Assets supporting CLOs	3,044,000,000	1,865,000,000
Maximum contractual exposure to credit risk of loans or receivables	159,000,000	104,000,000
Interest expense	445,000,000	327,000,000
Net ineffectiveness on fair value hedges	1,000,000	2,000,000
Fair value	$ 160,982,000,000	$ 177,789,000,000
Repurchase agreement interest rate	3.90%	0.35%
Carrying value of securities lent	$ 2,725,000,000	$ 2,324,000,000
Forecast
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Reclassification expectation from AOCI to net income	1,000,000	7,000,000
Cash collateral on securities lent
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash collateral	215,000,000	51,000,000
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities, at fair value	2,018,000,000	2,043,000,000
Financial liabilities	$ 2,158,000,000	2,007,000,000
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	4 days
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	365 days
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	110 days
Discounted cash flow | Investment property
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years
Discounted cash flow | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	2.00%
Discount rate	5.00%
Terminal capitalization rate	3.63%
Discounted cash flow | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.00%
Long-term vacancy rate	10.00%
Discount rate	9.50%
Terminal capitalization rate	8.00%
Discounted cash flow | Retail and office properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	12.00
Discounted cash flow | Retail and office properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	76.00
Discounted cash flow | Industrial properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	3.00
Discounted cash flow | Industrial properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	21.50
Measured at fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative financial liabilities	$ 2,351,000,000	1,392,000,000
Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities, at fair value	1,890,000,000	1,865,000,000
Financial assets | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	$ 7,169,000,000	12,268,000,000
Loans | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	10 years
Collateralized Loan Obligations
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Interest expense	$ 71,000,000	11,000,000
Mortgages | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	20 years
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	$ 1,926,000,000	1,856,000,000
Fair value	1,793,000,000	1,882,000,000
Securities in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	244,000,000	164,000,000
Cash and cash equivalents in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	4,000,000
Transferred assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Fair value	2,725,000,000	2,324,000,000
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,202,000,000	2,257,000,000
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,322,000,000	2,372,000,000
Fair value through profit or loss | Financial assets | Level 2
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	44,681,000,000	43,488,000,000
Cash and Accounts Receivable
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	292,000,000	319,000,000
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 2,752,000,000	$ 1,546,000,000